Significant Accounting Policies - Impact of Change in Presentation on Statement of Financial Position (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019
Entity Information [Line Items]
Intangible assets	£ 56,189	£ 62,256	[1]	£ 33,112	[1]	£ 25,163
Intangible assets		63,924
Deferred tax assets	17,218	20,080	[1]	14,750	[1]	10,487
Retained earnings	£ 398,102	278,839	[1]	210,409	[1]	144,153
Previously stated
Entity Information [Line Items]
Intangible assets		69,550		38,751		28,910
Deferred tax assets		18,674		13,340		9,550
Retained earnings		283,059		214,638		146,963
Adjustments
Entity Information [Line Items]
Intangible assets		(5,626)		(5,639)		(3,747)
Deferred tax assets		1,406		1,410		937
Retained earnings		£ (4,220)		£ (4,229)		£ (2,810)

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).